Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 3,547	$ 3,745